                                  MAGNA FUNDS

                             LETTER TO SHAREHOLDERS

We are pleased to send you the Semi-Annual Report for the period ended February 28, 1998 for the Magna Funds, consisting of the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund. During the period, aggregate net assets, which exceed $148,000,000, and shares outstanding, which exceed 8,500,000, continued to grow as we attracted new shareholders. The funds saw additional investment by existing shareholders and enjoyed stock market advances.

On August 6, 1997 the Dow Jones Industrial Average reached a then record high close of 8259. It suffered its greatest single-day point loss in history -- over 550 points -- on October 27, 1997 to close at 7161, only to achieve new record high levels closing over 8500 for the first time on February 27, 1998. This kind of market volatility reinforces our belief that the prudent investor should take a long term view of the financial markets.

We look forward to reporting to you again in six months.

Sincerely,

Walter B. Grimm

Walter B. Grimm
President

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND

                            PORTFOLIO MANAGER REPORT

       COMMENTS FROM DISCUSSIONS WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER.

HOW HAS THE FUND PERFORMED
OVER THE PAST SIX MONTHS
AND ONE
YEAR PERIODS?                The Fund provided a total return of 4.8%(1),
                             exclusive of sales loads, for the six-month period ended February 28, 1998. In the past twelve months the Fund returned 8.6%(1). This compares to a return of 5.0% in the past six months and a twelve month return of 9.0% for Lipper Intermediate
                             Government Bond Index.

BASED ON YOUR OUTLOOK FOR
1998,
HOW HAVE YOU POSITIONED THE
FUND FOR THE FUTURE?         We expect interest rates to remain in a narrow
                             trading range with a downward bias over the rest of our fiscal year. As rates move up towards the upper end of their range our strategy has been to make purchases at these better levels(2). The quality of bonds in the portfolio remains high. Over 70% of bonds held are rated AAA by Moody's. No bonds below an A rating by Moody's are held in the portfolio.
                             This reconfirms our commitment to quality.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six month period would have been 0.52%, and 4.3% for the one year return.

(2) The composition of the Fund's holdings is subject to change.

                           MAGNA GROWTH & INCOME FUND

                            PORTFOLIO MANAGER REPORT

       COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER.

HOW HAS THE FUND PERFORMED
OVER THE PAST SIX MONTHS
AND ONE
YEAR PERIODS?                The Fund had a total return of 14.6%(1) and 31.4%,
                             exclusive of sales load, for the six months and one-year period ended February 28, 1998, respectively. This compares with the S&P 500 Index returns of 17.6% and 35.0%, respectively. The average growth and income fund tracked by Lipper
                             Analytical returned 13.0% and 28.3% for the same six-month and one year periods.

WHAT IS THE COMPOSITION OF
THE
PORTFOLIO AT THIS TIME?      The Fund is currently invested in 68 companies(2)
                             which represent 30 industries. We are broadly diversified with the single largest equity holding at 4.3% of the portfolio while the ten largest positions represent approximately 25% of the portfolio as of February 28, 1998.

WHAT COMMENTS DO YOU HAVE
ON
THE MARKET AND FUND
PERFORMANCE?                 The market rebounded from the October 1997
                             correction and began building momentum going into the new year. January saw increased momentum in financial and drug stocks. Strong returns were also posted by Lucent and Dell.

WHAT'S YOUR OUTLOOK FOR THE
NEXT
SIX MONTHS?                  The impact of the Asian financial collapse seems to
                             have been discounted by the recent strong market performance. Strong demographic trends combined with advances in technology continue to boost productivity. We believe the further opening of global markets may spur long-term growth. We believe new money should be dollar cost averaged over the remaining year(3).

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six-month period would have been 10.0%, and 26.2% for the one year return.

(2) The composition of the Fund's holdings is subject to change.

(3) Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

                           MAGNA GROWTH & INCOME FUND
                            COMPARATIVE TOTAL RETURN
                    FOR THE PERIODS ENDED FEBRUARY 28, 1998

                                                                                CUMULATIVE
                                                                                   SINCE
                                                    SIX MONTHS    ONE YEAR      INCEPTION*
                                                    ----------    --------      ----------
Magna Growth & Income Fund:
     Without sales charge.........................     14.6%        31.4%          117.2%
     With 4% sales charge.........................     10.0         26.2           108.5

Lipper Growth & Income Fund Index:................     13.0         28.3           105.4

S&P 500 Index.....................................     17.6         35.0           138.4

Consumer Price Index (CPI)........................      0.7          1.4             8.7

---------------
* The Fund commenced operations on September 1, 1994.

Past performance is not predictive of future results. Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect fund expenses and portfolio transactions costs, and assume the reinvestment of income, dividends and capital gains distributions. The Lipper Growth & Income Fund Index is composed of thirty funds. The S&P 500 is a broad-based, widely recognized unmanaged index of 500 common stocks. The total return figures for the indices do not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in these indices. It is generally not possible to invest in an index. The CPI is a measure of changes in consumer prices, as determined by a monthly survey of U.S. Bureau of Labor Statistics.

                   LARGEST STOCK HOLDINGS                     PORTFOLIO
                     FEBRUARY 28, 1998                            %
                   ----------------------                     ---------
Dell Computer Corp..........................................      4.3
Microsoft Corp..............................................      3.1
Intel Corp..................................................      2.7
Procter & Gamble............................................      2.3
General Electric Co.........................................      2.2
Pfizer, Inc.................................................      2.1
Sun Microsystems, Inc.......................................      2.0
Lilly (Eli) & Company.......................................      1.9
Bristol Myers Squibb Co.....................................      1.8
Compaq Computers............................................      1.8

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            COMPARATIVE TOTAL RETURN
                    FOR THE PERIODS ENDED FEBRUARY 28, 1998

                                                                                CUMULATIVE
                                                                                   SINCE
                                                    SIX MONTHS    ONE YEAR      INCEPTION*
                                                    ----------    --------      ----------
Magna Intermediate Government Bond Fund:
     Without sales charge.........................      4.8%         8.6%           26.7%
     With 4% sales charge.........................      0.5          4.3            21.7

Lipper Intermediate Government Bond Index:........      5.0          9.0            28.4

---------------
* The Fund commenced operations on September 1, 1994.

Past performance is not predictive of future results. Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect fund expenses and portfolio transactions costs, and assume the reinvestment of income and capital gains distributions. The Lipper Intermediate Government Bond Index is composed of thirty funds. The total return figures for the index do not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in this index. It is generally not possible to invest in an index.

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    -----------
COMMON STOCKS -- (87.7%):
  AEROSPACE/DEFENSE -- (2.4%):
     Boeing Company.........................................    15,000     $   813,750
     Lockheed Martin Corporation............................    10,000       1,166,875
                                                                           -----------
                                                                             1,980,625
                                                                           -----------
  AIR FREIGHT -- (0.8%):
     FDX Corporation*.......................................    10,000         636,875
                                                                           -----------
  AIR TRAVEL -- (1.4%):
     Delta Air Lines Incorporated...........................    10,000       1,130,625
                                                                           -----------
  ALUMINUM -- (0.9%):
     Aluminum Company of America............................    10,000         733,750
                                                                           -----------
  AUTOMOBILES & TRUCKS -- (1.7%):
     Ford Motor Company.....................................    25,000       1,414,063
                                                                           -----------
  BREWERY -- (1.2%):
     Anheuser-Busch Companies, Incorporated.................    20,000         937,500
                                                                           -----------
  CHEMICALS -- (3.3%):
     DuPont (EI) de Nemours & Company.......................    21,000       1,287,562
     Monsanto Company.......................................    25,000       1,271,875
     Solutia Incorporated...................................     5,000         136,563
                                                                           -----------
                                                                             2,696,000
                                                                           -----------
  CLOTHING -- (1.2%):
     TJX Companies Incorporated.............................    25,000         965,625
                                                                           -----------
  COMPUTER SOFTWARE -- (3.2%):
     Microsoft Corporation*.................................    30,400       2,576,400
                                                                           -----------
  COMPUTERS & BUSINESS EQUIPMENT -- (11.6%):
     Cisco Systems Incorporated*............................    22,500       1,482,188
     Compaq Computer Corporation............................    46,000       1,474,875
     Dell Computer Corporation*.............................    25,000       3,496,874
     Hewlett-Packard Company................................    20,000       1,340,000
     Sun Microsystems Incorporated*.........................    35,000       1,666,875
                                                                           -----------
                                                                             9,460,812
                                                                           -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    -----------
COMMON STOCKS -- (CONTINUED)
  COSMETICS & TOILETRIES -- (1.6%):
     Dial Corporation.......................................    55,000     $ 1,302,813
                                                                           -----------
  DIVERSIFIED OPERATIONS -- (2.9%):
     Conagra Incorporated...................................    20,000         600,000
     General Electric Company...............................    23,000       1,788,250
                                                                           -----------
                                                                             2,388,250
                                                                           -----------
  DRUGS & HEALTHCARE -- (11.9%):
     Bristol-Myers Squibb Company...........................    15,000       1,502,813
     Johnson & Johnson......................................    11,000         830,500
     Lilly (Eli) & Company..................................    24,000       1,579,499
     Merck & Company Incorporated...........................    10,100       1,288,381
     Pfizer Incorporated....................................    20,000       1,769,999
     Tenet Healthcare Corporation*..........................    35,000       1,305,938
     Warner-Lambert Company.................................    10,000       1,462,500
                                                                           -----------
                                                                             9,739,630
                                                                           -----------
  ELECTRONIC COMPONENTS -- (3.6%):
     Intel Corporation......................................    25,000       2,242,188
     Xilinx Incorporated*...................................    15,000         658,125
                                                                           -----------
                                                                             2,900,313
                                                                           -----------
  ENTERTAINMENT -- (1.4%):
     Walt Disney Company....................................    10,000       1,119,375
                                                                           -----------
  FINANCE & BANKING -- (7.6%):
     Banc One Corporation...................................    13,200         745,800
     BankAmerica Corporation................................    10,000         775,000
     Chase Manhattan Corporation............................    10,000       1,240,624
     First Union Corporation................................    20,000       1,053,750
     Mellon Bank Corporation................................    18,300       1,140,319
     Norwest Corporation....................................    20,000         818,750
     Suntrust Banks Incorporated............................     5,000         368,750
                                                                           -----------
                                                                             6,142,993
                                                                           -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    -----------
COMMON STOCKS -- (CONTINUED)
  FINANCIAL SERVICES -- (1.6%):
     Fannie Mae.............................................    20,000     $ 1,276,250
                                                                           -----------
  FOOD & BEVERAGES -- (3.2%):
     Coca-Cola Company......................................    16,000       1,099,000
     PepsiCo Incorporated...................................    10,600         387,563
     Sara Lee Corporation...................................    20,000       1,130,000
                                                                           -----------
                                                                             2,616,563
                                                                           -----------
  HOUSEHOLD PRODUCTS -- (2.3%):
     Procter & Gamble Company...............................    22,000       1,868,625
                                                                           -----------
  INSURANCE -- (4.7%):
     Allstate Corporation...................................    15,000       1,398,750
     Conseco Incorporated...................................    30,000       1,408,125
     Hartford Financial Services Group......................    10,000         982,500
                                                                           -----------
                                                                             3,789,375
                                                                           -----------
  INTERNATIONAL OIL -- (4.0%):
     Exxon Corporation......................................    15,000         958,125
     Mobil Corporation......................................    15,200       1,101,050
     Texaco Incorporated....................................    22,000       1,227,875
                                                                           -----------
                                                                             3,287,050
                                                                           -----------
  MACHINERY & EQUIPMENT -- (0.7%):
     Deere & Company........................................    10,000         561,250
                                                                           -----------
  MEDICAL INSTRUMENTS -- (1.6%):
     Medtronic Incorporated.................................    24,000       1,275,000
                                                                           -----------
  OIL & GAS -- (1.4%):
     Atlantic Richfield Company.............................    10,000         777,500
     Ultramar Diamond Sharmrock Corporation.................    10,000         356,875
                                                                           -----------
                                                                             1,134,375
                                                                           -----------
  PAPER -- (1.4%):
     Kimberly-Clark Corporation.............................    20,000       1,113,750
                                                                           -----------
  RAILROADS -- (0.6%):
     Burlington Northern Santa Fe...........................     4,600         458,275
                                                                           -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    -----------
COMMON STOCKS -- (CONTINUED)
  RESTAURANTS -- (1.0%):
     McDonald's Corporation.................................    14,700     $   804,825
                                                                           -----------
  TELECOMMUNICATIONS -- (4.8%):
     GTE Corporation........................................    19,500       1,055,438
     Lucent Technologies Incorporated.......................    10,000       1,083,749
     SBC Communications Incorporated........................     7,100         536,938
     Sprint Corporation.....................................    10,000         660,000
     Worldcom Incorporated*.................................    15,000         572,813
                                                                           -----------
                                                                             3,908,938
                                                                           -----------
  TOBACCO -- (1.6%):
     Philip Morris Companies, Incorporated..................    30,000       1,303,125
                                                                           -----------
  UTILITIES -- (2.1%):
     GPU Incorporated.......................................    20,000         803,750
     New Century Energies Incorporated......................    20,000         932,500
                                                                           -----------
                                                                             1,736,250
                                                                           -----------
TOTAL COMMON STOCKS -- (Cost $39,464,910)...................                71,259,300
                                                                           -----------

PREFERRED STOCKS -- (5.3%):
  CLOTHING -- (0.9%):
     Harris Preferred Capital, Series A*....................    30,000         755,640
                                                                           -----------
  DIVERSIFIED OPERATIONS -- (0.6%):
     UDS Capital, Series I*.................................    20,000         525,000
                                                                           -----------
  ELECTRICAL & ELECTRONIC -- (0.6%):
     KCPL Financing, Series I*..............................    20,000         522,500
                                                                           -----------
  INSURANCE -- (2.2%):
     Aetna Services Incorporated*...........................    10,000         833,750
     Allstate Corporation*..................................    35,000         885,920
                                                                           -----------
                                                                             1,719,670
                                                                           -----------
  UTILITIES -- (1.0%):
     Duke Energy Capital Trust*.............................    30,000         761,250
                                                                           -----------
TOTAL PREFERRED STOCKS -- (Cost $4,083,101).................                 4,284,060
                                                                           -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    -----------
SHORT TERM INVESTMENTS -- (6.9%):
  U.S. GOVERNMENT SECURITIES -- (4.9%):
     United States Treasury Notes
       5.13%, 3/31/1998.....................................   500,000     $   499,881
       5.13%, 4/30/1998.....................................   500,000         499,610
       6.00%, 5/31/1998.....................................   500,000         500,545
       5.13%, 6/30/1998.....................................   500,000         499,455
       5.25%, 7/31/1998.....................................   500,000         499,610
       6.00%, 9/30/1998.....................................   500,000         501,330
       5.13%, 12/31/1998....................................   500,000         498,360
       5.50%, 2/28/1999.....................................   500,000         499,845
                                                                           -----------
                                                                             3,998,636
                                                                           -----------

  REPURCHASE AGREEMENT -- (2.0%):
     Fifth Third Bank
       5.06%, dated 3/2/1998 (Collateralized by $1,599,000
        Federal Home Loan Mortgage Corporation, 7.50%,
        2/1/2012, Market Value -- $1,646,970)...............  1,614,469      1,614,469
                                                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $5,611,503)...........                 5,613,105
                                                                           -----------
TOTAL INVESTMENTS -- (Cost $49,159,513) -- 99.9%............                81,156,465
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES --
  0.1%......................................................                    70,677
                                                                           -----------
NET ASSETS -- 100.0%........................................               $81,227,142
                                                                           ===========

---------------
Percentages indicated are based on net assets of $81,227,142.

* Represents non-income producing securities.

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (64.0%):
  FEDERAL AGENCIES -- (59.6%):
     Federal Farm Credit Bank
       6.20%, 11/30/2009....................................  $1,000,000    $ 1,010,940
       6.27%, 1/26/2016.....................................   1,000,000        997,030
                                                                            -----------
                                                                              2,007,970
                                                                            -----------
     Federal Home Loan Bank
       8.45%, 7/26/1999.....................................     150,000        155,672
       7.59%, 2/10/2000.....................................   1,000,000      1,034,370
       8.06%, 3/10/2005.....................................     500,000        520,780
       7.15%, 9/13/2005.....................................     540,000        539,746
       7.33%, 5/30/2007.....................................   1,000,000      1,027,190
       7.01%, 12/4/2012.....................................   1,000,000      1,005,310
       6.13%, 1/9/2013......................................   1,000,000      1,005,470
                                                                            -----------
                                                                              5,288,538
                                                                            -----------
     Federal Home Loan Mortgage Corp.
       8.00%, 2/1/1999......................................      76,173         76,521
       7.90%, 9/19/2001.....................................     280,000        298,637
       6.60%, 3/25/2003.....................................     700,000        698,362
       5.78%, 10/22/2003....................................     380,000        372,339
       8.03%, 4/6/2005......................................   1,475,000      1,478,230
       7.49%, 5/25/2005.....................................   1,000,000      1,003,590
       7.25%, 6/8/2005......................................     500,000        501,250
       6.55%, 11/28/2005....................................     500,000        498,125
       6.91%, 11/30/2005....................................     500,000        500,705
       8.00%, 9/11/2006.....................................   1,000,000      1,011,410
       7.50%, 1/1/2007......................................      20,838         21,423
       6.50%, 5/1/2008......................................      99,562        100,210
       6.77%, 3/21/2011.....................................   1,000,000      1,017,810
       6.71%, 12/5/2011.....................................   2,000,000      2,064,060
       7.27%, 2/6/2012......................................   1,000,000      1,075,780
       7.49%, 4/16/2012.....................................   1,000,000      1,096,870
       7.09%, 11/22/2016....................................     500,000        524,765
       7.00%, 1/15/2023, SERIES 1497 P......................   1,000,000      1,011,250

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
       7.00%, 12/15/2023, SERIES 1695 EA....................  $  546,000    $   551,285
       6.50%, 2/15/2024, SERIES 1680........................     179,134        177,846
                                                                            -----------
                                                                             14,080,468
                                                                            -----------
     Federal National Mortgage Assoc.
       5.55%, 10/5/1998.....................................     650,000        649,188
       5.38%, 10/23/1998....................................     840,000        838,421
       7.00%, 7/1/1999......................................     582,075        586,534
       8.55%, 8/30/1999.....................................     360,000        370,573
       6.40%, 3/25/2003.....................................   1,140,000      1,134,482
       7.85%, 9/10/2004.....................................     500,000        514,060
       8.33%, 2/8/2005......................................   1,000,000      1,045,470
       7.65%, 3/10/2005.....................................     500,000        548,515
       7.13%, 7/6/2005......................................   1,000,000      1,002,030
       8.00%, 6/21/2006.....................................   1,000,000      1,026,090
       7.50%, 10/5/2006.....................................   1,000,000      1,007,500
       8.00%, 4/9/2007......................................   1,000,000      1,002,340
       6.83%, 10/10/2007....................................     500,000        503,595
       8.10%, 5/11/2010.....................................   1,000,000      1,004,060
       7.00%, 12/5/2011.....................................   1,000,000        997,500
       7.00%, 8/14/2012.....................................   1,500,000      1,522,965
       7.00%, 8/27/2012.....................................   1,500,000      1,547,340
       7.00%, 10/29/2012....................................     500,000        509,685
       7.00%, 12/12/2016....................................   1,000,000      1,037,190
       6.75%, 8/25/2021, SERIES 1993-38 K...................     920,000        928,335
       7.05%, 4/25/2022, SERIES 1993-23 PM..................     925,000        948,125
                                                                            -----------
                                                                             18,723,998
                                                                            -----------
  U.S. GOVERNMENT SECURITIES -- (4.4%):
     United States Treasury Notes
       9.25%, 8/15/1998.....................................     135,000        137,236
       7.13%, 10/15/1998....................................     750,000        757,268
       5.88%, 3/31/1999.....................................     380,000        381,364

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
       7.00%, 4/15/1999.....................................  $1,000,000    $ 1,015,780
       6.00%, 10/15/1999....................................     690,000        694,423
                                                                            -----------
                                                                              2,986,071
                                                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $42,127,239).....                 43,087,045
                                                                            -----------
CORPORATE BONDS -- (27.9%):
  FINANCE & BANKING -- (10.7%):
     Associates Corporation NA
       7.13%, 5/15/2000.....................................   1,000,000      1,025,620
     Bear Stearns Companies, Incorporated
       7.00%, 3/1/2007......................................   1,000,000      1,029,690
     Ford Capital BV
       9.34% 5/15/2001......................................     380,000        414,500
     Merrill Lynch & Company Incorporated
       8.00%, 6/1/2007......................................     500,000        552,605
       8.30%, 11/1/2002.....................................     460,000        498,272
       8.00%, 2/1/2002......................................     325,000        345,602
                                                                            -----------
                                                                              1,396,479
                                                                            -----------
     Morgan Stanley Group Incorporated
       8.10%, 6/24/2002.....................................     460,000        492,688
     Nationsbank Corporation
       7.04%, 8/15/2012.....................................     500,000        498,750
     Norwest Financial Incorporated
       7.20%, 5/1/2007......................................   1,000,000      1,056,970
     St. Paul Companies Incorporated
       7.29%, 8/28/2007.....................................     500,000        539,850
     Toyota Motor Credit Corporation
       7.13%, 9/26/2006.....................................     500,000        509,260
     United Postal Savings Association
       9.00%, 7/26/1999.....................................     250,000        260,148
                                                                            -----------
                                                                              7,223,955
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (CONTINUED)
  INDUSTRIALS -- (8.6%):
     DuPont Corporation
       8.13%, 3/15/2004.....................................  $  265,000    $   292,329
     Ford Motor Company
       9.00%, 9/15/2001.....................................     280,000        305,208
       9.50%, 9/15/2011.....................................     230,000        291,426
                                                                            -----------
                                                                                596,634
                                                                            -----------
     Kimberly-Clark Corporation
       8.63%, 5/1/2001......................................     280,000        300,866
     Lilly Eli & Company
       8.13%, 12/1/2001.....................................     500,000        534,880
     Loews Corporation
       6.75%, 12/15/2006....................................     500,000        507,275
     Monsanto Company
       8.75%, 5/15/2001.....................................     200,000        215,732
     Philip Morris Companies Incorporated
       8.75%, 6/1/2001......................................     250,000        266,230
       7.25%, 1/15/2003.....................................     700,000        722,484
       7.50%, 1/15/2002.....................................     360,000        373,208
                                                                            -----------
                                                                              1,361,922
                                                                            -----------
     R R Donnelley & Sons Company
       7.00%, 1/1/2003......................................     700,000        722,463
     Rockwell International Corporation
       8.38%, 2/15/2001.....................................     280,000        297,528
     Texaco Capital Incorporated
       9.00%, 12/15/1999....................................     340,000        356,874
     Wal-Mart Stores Incorporated
       8.63%, 4/1/2001......................................     430,000        460,805
     Weyerhaeuser Company
       8.94%, 4/9/2001......................................     100,000        108,327
                                                                            -----------
                                                                              5,755,635
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (CONTINUED)
  TRANSPORTATION -- (0.4%):
     Norfolk & Southern Railway Company
       7.75%, 8/15/2005.....................................  $  225,000    $   246,697
                                                                            -----------
  UTILITIES -- (8.2%):
     A T & T Corporation
       7.13%, 1/15/2002.....................................     960,000        995,683
     Carolina Telephone & Telegraph Company
       7.25%, 12/15/2004....................................   1,000,000      1,066,970
     General Electric Company
       7.73%, 2/13/2002.....................................     400,000        427,720
     National Rural Utilities
       7.30%, 9/15/2006.....................................   1,000,000      1,067,250
       7.20%, 10/1/2015.....................................     450,000        475,182
                                                                            -----------
                                                                              1,542,432
                                                                            -----------
     Northern Telecom, Limited
       8.75%, 6/12/2001.....................................     430,000        462,353
     Pacific Bell
       7.25%, 7/1/2002......................................   1,000,000      1,044,480
                                                                            -----------
                                                                              5,539,638
                                                                            -----------
TOTAL CORPORATE BONDS -- (Cost $17,935,683).................                 18,765,925
                                                                            -----------
SHORT TERM INVESTMENTS -- (6.3%):
  REPURCHASE AGREEMENT -- (6.3%):
     Fifth Third Bank
       5.06%, dated 3/2/1998 (Collateralized by $4,222,000
        Federal Home Loan Mortgage Corporation, 7.50%,
        2/1/2012, Market Value -- $4,348,660)...............   4,262,579      4,262,579
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $4,262,579)...........                  4,262,579
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $64,325,500) -- 98.2%............                 66,115,549
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES --
  1.8%......................................................                  1,197,959
                                                                            -----------
NET ASSETS -- 100.0%........................................                $67,313,508
                                                                            ===========

---------------
Percentages indicated are based on net assets of $67,313,508.
                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
================================================================================

                                                               GROWTH &      INTERMEDIATE
                                                                INCOME        GOVERNMENT
                                                                 FUND         BOND FUND
                                                              -----------    ------------
ASSETS:
Investments in securities, at value (cost $47,545,045 and
  $60,062,922, respectively)................................  $79,541,996    $61,852,970
Repurchase agreements, at cost..............................    1,614,469      4,262,579
                                                              -----------    -----------
  TOTAL INVESTMENTS.........................................   81,156,465     66,115,549
                                                              -----------    -----------
Interest and dividend receivable............................      197,228      1,085,384
Receivable for investment securities sold...................      500,000        460,713
Deferred organization costs.................................       15,861         31,037
Prepaid expenses and other assets...........................        4,474             29
                                                              -----------    -----------
  TOTAL ASSETS..............................................   81,874,028     67,692,712
                                                              -----------    -----------
LIABILITIES:
Payable for investment securities purchased.................      580,312             --
Distributions payable.......................................           --        309,014
Accrued expenses:
  Advisory fees.............................................       30,361         20,690
  Administration fees.......................................        1,935          1,750
  Legal fees................................................       13,370         16,350
  Audit fees................................................        2,554          4,437
  Other.....................................................       18,354         26,963
                                                              -----------    -----------
  TOTAL LIABILITIES.........................................      646,886        379,204
                                                              -----------    -----------
NET ASSETS..................................................  $81,227,142    $67,313,508
                                                              ===========    ===========
COMPOSITION OF NET ASSETS
Paid-in capital.............................................  $48,937,086    $65,689,809
Accumulated undistributed (distributions in excess of) net
  investment income.........................................      144,971            (80)
Accumulated net realized gains (losses) on investment
  transactions..............................................      148,134       (166,269)
Net unrealized appreciation (depreciation) from
  investments...............................................   31,996,951      1,790,048
                                                              -----------    -----------
NET ASSETS..................................................  $81,227,142    $67,313,508
                                                              ===========    ===========
Shares of beneficial interest outstanding, no par value.....    3,274,030      5,250,738
                                                              ===========    ===========
Net asset value and redemption price per share..............  $     24.81    $     12.82
                                                              ===========    ===========
Maximum Sales Charge........................................         4.00%          4.00%
                                                              ===========    ===========
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per share.......  $     25.84    $     13.35
                                                              ===========    ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                  (UNAUDITED)
================================================================================

                                                               GROWTH &      INTERMEDIATE
                                                                INCOME        GOVERNMENT
                                                                 FUND         BOND FUND
                                                              -----------    ------------
INVESTMENT INCOME:
Interest income.............................................  $   191,447    $ 2,299,165
Dividend income.............................................      545,260             --
                                                              -----------    -----------
  TOTAL INCOME..............................................      736,707      2,299,165
                                                              -----------    -----------
EXPENSES:
Advisory fees...............................................      276,666        165,291
Administration fees.........................................       73,462         65,833
12b-1 fees..................................................       92,222         82,645
Fund Accounting fees........................................       17,884         20,368
Legal fees..................................................       24,821         18,519
Audit fees..................................................        6,092          3,760
Custodian fees..............................................        8,212         10,226
Amortization of organization costs..........................        5,241         10,167
Transfer agent fees.........................................       17,538         16,408
Printing costs..............................................        3,754          3,161
Insurance costs.............................................        4,141          5,003
Registration and filing fees................................        3,988          4,018
Trustees' fees and expenses.................................       10,379         10,380
Other.......................................................          191            118
                                                              -----------    -----------
  TOTAL EXPENSES............................................      544,591        415,897
  Less: Expenses voluntarily reduced/waived.................     (184,444)      (115,703)
                                                              -----------    -----------
  Net Expenses..............................................      360,147        300,194
                                                              -----------    -----------
NET INVESTMENT INCOME.......................................      376,560      1,998,971
                                                              -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENT
  TRANSACTIONS:
Realized gains(losses) on investment transactions...........      862,373         91,973
Net change in unrealized appreciation(depreciation) on
  investments...............................................    9,007,657        999,510
                                                              -----------    -----------
Net realized and unrealized gains on investment
  transactions..............................................    9,870,030      1,091,483
                                                              -----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $10,246,590    $ 3,090,454
                                                              ===========    ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                             FOR THE SIX
                                                            MONTHS ENDED         YEAR ENDED
                                                          FEBRUARY 28, 1998    AUGUST 31, 1997
                                                          -----------------    ---------------
                                                             (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income...................................     $   376,560         $   719,510
Net realized gains (losses) from investment
  transactions..........................................         862,373             664,115
Net change in unrealized appreciation (depreciation) on
  investments...........................................       9,007,657          15,434,191
                                                             -----------         -----------
Change in net assets resulting from operations..........      10,246,590          16,817,816
                                                             -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................        (420,072)           (645,485)
Net realized gains......................................      (1,369,723)           (917,850)
                                                             -----------         -----------
Change in net assets from shareholder distributions.....      (1,789,795)         (1,563,335)
                                                             -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares............................       4,969,274          21,143,569
Shares issued in reinvestment of distributions..........       1,532,946           1,132,911
Payments for shares redeemed............................      (4,008,360)         (7,249,406)
                                                             -----------         -----------
Change in net assets from fund share transactions.......       2,493,860          15,027,074
                                                             -----------         -----------

NET INCREASE IN NET ASSETS..............................      10,950,655          30,281,555
NET ASSETS:
Beginning of period.....................................      70,276,487          39,994,932
                                                             -----------         -----------
End of period...........................................     $81,227,142         $70,276,487
                                                             ===========         ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                             FOR THE SIX
                                                            MONTHS ENDED         YEAR ENDED
                                                          FEBRUARY 28, 1998    AUGUST 31, 1997
                                                          -----------------    ---------------
                                                             (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income...................................     $ 1,998,971         $ 3,747,065
Net realized gains (losses) from investment
  transactions..........................................          91,973              67,662
Net change in unrealized appreciation (depreciation) on
  investments...........................................         999,510             815,681
                                                             -----------         -----------
Change in net assets resulting from operations..........       3,090,454           4,630,408
                                                             -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................      (1,999,046)         (3,748,531)
In excess of net investment income......................              --             (57,243)
                                                             -----------         -----------
Change in net assets from shareholder distributions.....      (1,999,046)         (3,805,774)
                                                             -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares............................       7,656,098          12,518,368
Shares issued in reinvestment of distributions..........         366,532             637,814
Payments for shares redeemed............................      (6,259,454)         (6,285,840)
                                                             -----------         -----------
Change in net assets from fund share transactions.......       1,763,176           6,870,342
                                                             -----------         -----------

NET INCREASE IN NET ASSETS..............................       2,854,584           7,694,976
NET ASSETS:
Beginning of period.....................................      64,458,924          56,763,948
                                                             -----------         -----------
End of period...........................................     $67,313,508         $64,458,924
                                                             ===========         ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994: the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds").

The investment objective of the Magna Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the Magna Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collaterized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under Federal and State securities regulations. All such costs are amortized using the straight-line method over a period of five years from the dates each Fund commenced operations: September 1, 1994, for the Magna Growth and Income Fund and the Magna Intermediate Government Bond Fund.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund declares dividends from net investment income daily and makes payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calender year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Magna Bank, N.A. ("Magna"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. This fee is 0.75% for the Magna Growth & Income Fund, and 0.50% for the Magna Intermediate Government Bond Fund. Magna has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of average daily net assets through August 31, 1998. This voluntary reduction has been in effect since September 1, 1995. For the six months ended February 28, 1998, Magna voluntarily waived investment advisory fees of $92,222 and $33,058 for the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund, respectively.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

The Trust has entered into an Administration Service Agreement with BISYS, who provides management and administrative services to the Funds pursuant to this agreement. The Trust pays BISYS a fee for its services to

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

each Fund under the Administration Service Agreement at the annual rate of 0.20% of the Trust's average net assets. For the six months ended February 28, 1998, BISYS earned $73,462 from the Magna Growth & Income Fund, and $65,833 from the Magna Intermediate Government Bond Fund.

Each Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the six months ended February 28, 1998, BISYS (the "Distributor") voluntarily waived the entire 0.25% for each Fund, amounting to $92,222 and $82,645 of service fees for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

BISYS is entitled to receive commissions on sales of shares of the Funds for the six months ended February 28, 1998. BISYS received $1,017 of commissions on sales of shares of the Funds, of which $720 was allowed to affiliated broker/dealers of the Funds.

BISYS also serves the Funds as Transfer Agent. For the six months ended February 28, 1998, BISYS received Transfer Agent fees of $17,538 and $16,408 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

As Fund Accountant for the six months ended February 28, 1998, BISYS received Fund Accounting fees of $17,884 and $20,368 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

Each of the Trust's Trustees who are not affiliated with Magna receives an annual fee of $5,000 plus $500 for each meeting attended. For the six months ended February 28, 1998 the Trust's Trustees earned, in the aggregate, fees of $10,379 from the Magna Growth & Income Fund and $10,380 from the Magna Intermediate Government Bond Fund, respectively.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the six months ended February 28, 1998 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
Magna Growth & Income Fund..................................  $13,899,732    $11,526,200
Magna Intermediate Government Bond Fund.....................  $ 9,100,921    $10,121,928

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at February 28, 1998 were as follows:

                                                        GROSS           GROSS        NET UNREALIZED
                                       IDENTIFIED     UNREALIZED      UNREALIZED      APPRECIATION
                                          COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                       -----------   ------------   --------------   --------------
Growth & Income Fund.................  $49,159,513   $32,295,985      ($299,034)      $31,996,951
Intermediate Government Bond Fund....  $64,325,500   $ 1,891,897      ($101,849)      $ 1,790,048

5. FUND SHARE TRANSACTIONS

Share activity for the Funds were as follows:

                                                              MAGNA GROWTH & INCOME FUND
                                                         -------------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 28, 1998     AUGUST 31, 1997
                                                         ------------------    ---------------
                                                            (UNAUDITED)
Shares sold............................................        215,641            1,017,201
Shares issued in reinvestment..........................         66,451               60,944
Shares redeemed........................................       (176,170)            (346,284)
                                                              --------            ---------
Net increase...........................................        105,922              731,861
                                                              ========            =========

                                                                  MAGNA INTERMEDIATE
                                                                 GOVERNMENT BOND FUND
                                                         -------------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 28, 1998     AUGUST 31, 1997
                                                         ------------------    ---------------
                                                            (UNAUDITED)
Shares sold............................................        599,462             993,664
Shares issued in reinvestment..........................         28,746              50,648
Shares redeemed........................................       (489,361)           (499,001)
                                                              --------            --------
Net increase...........................................        138,847             545,311
                                                              ========            ========

                                   continued

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout each period indicated:

================================================================================

                                                FOR THE SIX           YEAR              YEAR         SEPTEMBER 1, 1994*
                                               MONTHS ENDED           ENDED             ENDED             THROUGH
                                             FEBRUARY 28, 1998   AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                             -----------------   ---------------   ---------------   ------------------
                                                (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD.....       $ 22.18            $ 16.42           $ 14.05            $ 12.50
                                                  -------            -------           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................          0.11               0.26              0.24               0.25
Net realized and unrealized gains from
  investment transactions..................          3.07               6.12              2.39               1.52
                                                  -------            -------           -------            -------
Total income from investment operations....          3.18               6.38              2.63               1.77
                                                  -------            -------           -------            -------
LESS DISTRIBUTIONS:
Net investment income......................         (0.13)             (0.25)            (0.23)             (0.22)
Net realized gain from investment
  transactions.............................         (0.42)             (0.37)            (0.03)                --
                                                  -------            -------           -------            -------
Total dividends and distributions..........         (0.55)             (0.62)            (0.26)             (0.22)
                                                  -------            -------           -------            -------
NET ASSET VALUE -- END OF PERIOD...........       $ 24.81            $ 22.18           $ 16.42            $ 14.05
                                                  =======            =======           =======            =======
Total return (1)...........................         14.56%             39.59%            18.77%             14.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000's).........       $81,227            $70,276           $39,995            $30,284
Ratio of expenses to average net assets....          0.98%(3)           1.06%             1.27%              1.25%
Ratio of net investment income to average
  net assets...............................          1.02%(3)           1.36%             1.56%              1.98%
Ratio of expenses to average net assets
  without fee waivers**....................          1.48%(3)           1.56%             1.77%              1.88%
Ratio of net investment income to average
  net assets without fee waivers**.........          0.52%(3)           0.86%             1.06%              1.35%
Portfolio turnover rate....................            16%                17%               31%                41%
Average commission rate (2)................       $0.0600            $0.0500           $0.0600                 NA

--------------------------------------------------------------------------------

 * Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower. Total return is not annualized.

(2) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

(3)  Annualized.

                       See notes to financial statements.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout each period indicated:

================================================================================

                                         FOR THE SIX           YEAR              YEAR         SEPTEMBER 1, 1994*
                                        MONTHS ENDED           ENDED             ENDED             THROUGH
                                      FEBRUARY 28, 1998   AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                      -----------------   ---------------   ---------------   ------------------
                                         (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD............................       $ 12.61            $ 12.43           $ 12.75            $ 12.50
                                           -------            -------           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............          0.38               0.79              0.76               0.74
Net realized and unrealized gain
  from investment transactions......          0.21               0.19             (0.32)              0.25
                                           -------            -------           -------            -------
Total income from investment
  operations........................          0.59               0.98              0.44               0.99
                                           -------            -------           -------            -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income............................         (0.38)             (0.79)            (0.76)             (0.74)
In excess of net investment
  income............................            --              (0.01)               --                 --
                                           -------            -------           -------            -------
Total dividends and distributions...         (0.38)             (0.80)            (0.76)             (0.74)
                                           -------            -------           -------            -------
NET ASSET VALUE -- END OF PERIOD....       $ 12.82            $ 12.61           $ 12.43            $ 12.75
                                           =======            =======           =======            =======
Total return (1)....................          4.75%              7.96%             3.48%              8.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  ($000's)..........................       $67,314            $64,459           $56,764            $52,085
Ratio of expenses to average net
  assets............................          0.91%(2)           0.96%             1.05%              1.10%
Ratio of net investment income to
  average net assets................          6.08%(2)           6.15%             5.97%              6.00%
Ratio of expenses to average net
  assets without fee waivers**......          1.26%(2)           1.31%             1.40%              1.43%
Ratio of net investment income to
  average net assets without fee
  waivers**.........................          5.73%(2)           5.80%             5.62%              5.60%
Portfolio turnover rate.............            14%                19%               20%                34%

--------------------------------------------------------------------------------

 * Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower. Total return is not annualized.

(2)  Annualized.

                       See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

======================================================
INVESTMENT ADVISOR
Magna Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 61344

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, OH 45263

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

4-98

                               TABLE OF CONTENTS

                                              PAGE
                                              ----
Letter to Shareholders....................       1
Portfolio Manager Report..................       2
Schedule of Portfolio Investments.........       6
Statements of Assets and Liabilities......      16
Statements of Operations..................      17
Statements of Changes in Net Assets.......      18
Notes to Financial Statements.............      20
Financial Highlights......................      24

======================================================
======================================================
                                  MAGNA FUNDS
                               A FAMILY OF FUNDS
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1998
                               3435 STELZER ROAD
                               COLUMBUS, OH 43219
                                 (800) 219-4182
======================================================

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE MAGNA FUNDS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. FOR A FREE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, CALL (800) 219-4182. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

======================================================